Stock Options (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Stock Compensation Expense:
SG&A	$ 399,476	$ 53,055	$ 118,969	$ 211,406
R&D	114,797	45,545	80,630	97,357
Total	$ 514,273	$ 98,600	$ 199,599	$ 308,763